Risk Management and Hedging Activities - Schedule of Designated and Non-Designated Derivative Instruments in Statement of Financial Position, Fair Value (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Unrealized gains on derivative instruments - current	$ 49	$ 41
Unrealized losses on derivative instruments - long-term	8	33
Derivative liabilities, fair value, total	31	60
Unrealized gains on derivative instruments - long-term	70	7
Derivative Asset Designated as Hedging Instruments [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Derivative liabilities, fair value, total
Unrealized gains on derivative instruments - long-term
Derivative assets, fair value, total
Derivative Asset Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Derivative liabilities, fair value, total
Unrealized gains on derivative instruments - long-term
Derivative assets, fair value, total
Derivative Liabilities Designated as Hedging Instruments [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Unrealized losses on derivative instruments - current	(3)
Unrealized losses on derivative instruments - long-term		(3)
Derivative liabilities, fair value, total	(3)	(3)
Derivative Liabilities Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Unrealized losses on derivative instruments - current	(4)	(16)
Unrealized losses on derivative instruments - long-term	(2)	(5)
Derivative liabilities, fair value, total	(6)	(21)
Derivative Asset Not Designated as Hedging Instruments [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Unrealized gains on derivative instruments - current	49	41
Unrealized gains on derivative instruments - long-term	70	7
Derivative assets, fair value, total	119	48
Derivative Asset Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Unrealized gains on derivative instruments - current
Unrealized gains on derivative instruments - long-term
Derivative assets, fair value, total
Derivative Liabilities Not Designated as Hedging Instruments [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Unrealized losses on derivative instruments - current	(24)	(44)
Unrealized losses on derivative instruments - long-term	(6)	(25)
Derivative liabilities, fair value, total	(30)	(69)
Derivative Liabilities Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Unrealized losses on derivative instruments - current
Unrealized losses on derivative instruments - long-term
Derivative liabilities, fair value, total